Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 121,716,465	¥ 111,891,134
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(490,655)	(388,579)
Allowance for loan losses	(979,000)	(864,114)
Loans and advances at amortized cost:
Beginning balance	864,114
Ending balance	979,000	864,114
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	123,186,120	113,143,827
Allowance for loan losses	(979,000)	(864,114)
Loans and advances at amortized cost:
Beginning balance	864,114	993,054
Provision (credit) for loan losses	222,894	138,176
Of which refinement of the ECL models	(40,984)
Charge-offs	184,608	310,284
Recoveries	16,904	16,948
Net charge-offs	167,704	293,336
Others	59,696	26,220
Ending balance	979,000	864,114
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	99,988	88,263
Provision (credit) for off-balance sheet items	(17,798)	10,288
Others	1,341	1,437
Ending balance	83,531	99,988
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	49,688,454	44,290,873
Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	83,531	99,988
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	71,162,406	67,690,579
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	52,023,714	45,453,248
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	118,405,545	108,254,496
Allowance for loan losses	(196,325)	(187,455)
Loans and advances at amortized cost:
Beginning balance	187,455	162,919
Transfer to 12-month ECL	5,914	2,300
Transfer to lifetime ECL not credit-impaired	(7,662)	(3,495)
Transfer to lifetime ECL credit-impaired	(3,031)	(9,959)
Net transfers between stages	(4,779)	(11,154)
Provision (credit) for loan losses	2,428	29,264
Of which refinement of the ECL models	(18,941)
Others	11,221	6,426
Ending balance	196,325	187,455
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	48,584	34,473
Net transfers between stages	(1,107)	90
Provision (credit) for off-balance sheet items	(15,338)	12,584
Others	1,341	1,437
Ending balance	33,480	48,584
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	48,772,715	43,212,638
12-month ECL [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	33,480	48,584
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,442,131	3,718,669
Allowance for loan losses	(257,542)	(240,494)
Loans and advances at amortized cost:
Beginning balance	240,494	247,020
Transfer to 12-month ECL	(5,403)	(2,037)
Transfer to lifetime ECL not credit-impaired	9,906	6,485
Transfer to lifetime ECL credit-impaired	(13,786)	(14,605)
Net transfers between stages	(9,283)	(10,157)
Provision (credit) for loan losses	15,774	(5,591)
Of which refinement of the ECL models	(22,043)
Others	10,557	9,222
Ending balance	257,542	240,494
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	36,163	41,756
Net transfers between stages	2,182	(1,054)
Provision (credit) for off-balance sheet items	5,406	(4,539)
Ending balance	43,751	36,163
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	852,452	1,009,650
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	43,751	36,163
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,338,444	1,170,662
Allowance for loan losses	(525,133)	(436,165)
Loans and advances at amortized cost:
Beginning balance	436,165	583,115
Transfer to 12-month ECL	(511)	(263)
Transfer to lifetime ECL not credit-impaired	(2,244)	(2,990)
Transfer to lifetime ECL credit-impaired	16,817	24,564
Net transfers between stages	14,062	21,311
Provision (credit) for loan losses	204,692	114,503
Charge-offs	184,608	310,284
Recoveries	16,904	16,948
Net charge-offs	167,704	293,336
Others	37,918	10,572
Ending balance	525,133	436,165
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	15,241	12,034
Net transfers between stages	(1,075)	964
Provision (credit) for off-balance sheet items	(7,866)	2,243
Ending balance	6,300	15,241
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	63,287	68,585
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	6,300	15,241
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances	121,716,465	111,891,134
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(490,655)	(388,579)
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	123,186,120	113,143,827
Impaired	1,338,444	1,170,662
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(979,000)	(864,114)
Loans and advances at amortized cost:
Beginning balance	864,114
Ending balance	979,000	864,114
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	118,405,545	108,254,496
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(196,325)	(187,455)
Loans and advances at amortized cost:
Beginning balance	187,455
Ending balance	196,325	187,455
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,442,131	3,718,669
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(257,542)	(240,494)
Loans and advances at amortized cost:
Beginning balance	240,494
Ending balance	257,542	240,494
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,338,444	1,170,662
Impaired	1,338,444	1,170,662
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(525,133)	(436,165)
Loans and advances at amortized cost:
Beginning balance	436,165
Ending balance	525,133	436,165
IFRS 9 [member] | Normal [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	24,271,088	23,135,466
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	24,196,329	22,843,553
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	74,759	291,913
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	50,156,666	47,742,839
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	42,117,398	36,153,081
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	49,962,330	47,453,523
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	40,835,338	34,975,850
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	194,336	289,316
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,282,060	1,177,231
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,411,548	2,981,570
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,411,548	2,981,570
IFRS 9 [member] | Requiring caution [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	193,806	278,666
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	193,806	278,666
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,013,748	838,655
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	683,422	842,888
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,013,748	838,655
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 683,422	¥ 842,888